Nature of Operations (Details)										3 Months Ended		12 Months Ended
	May 10, 2023 USD ($) $ / shares	Apr. 10, 2023 USD ($) $ / shares	Mar. 10, 2023 USD ($) $ / shares	Feb. 10, 2023 USD ($) $ / shares	Jan. 31, 2023 USD ($)	Dec. 20, 2022 USD ($) $ / shares shares	Dec. 16, 2022 USD ($)	Aug. 10, 2021 USD ($) $ / shares shares	Feb. 13, 2019	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Feb. 28, 2023
Nature of Operations (Details) [Line Items]
Net cash consideration										$ 2,200,000
Exchange ratio										0.233335
Shares issued, per Public Share (in Dollars per share) | $ / shares												$ 0.9278
Obligation redeem percentage												10.60%	14.00%	10.00%
Base purchase price payable					$ 9,000,000
Number of shares issued (in Shares) | shares												8,208,682
Operating bank account										$ 50,606,000		$ 36,194,000	$ 6,184,000
U.S. federal excise tax										21.00%	21.00%	21.00%	21.00%
Tigo Energy, Inc [Member]
Nature of Operations (Details) [Line Items]
Payment made to non redeeming stockholders	$ 326,362
Share issue price by initial stockholders, on one month extension (in Dollars per share) | $ / shares				$ 0.05
Roth CH Acquisition IV Co. [Member]
Nature of Operations (Details) [Line Items]
Shares issued, per Unit (in Dollars per share) | $ / shares												$ 9.2
Generating gross proceeds								$ 115,000,000
Sale of private units (in Shares) | shares										5,980,750		5,980,750
Price per Private Unit (in Dollars per share) | $ / shares												$ 10
Generating gross proceeds													$ 4,427,500
Transaction costs								1,646,673				$ 1,646,673
Underwriting fees								1,150,000				1,150,000
Other offering costs								$ 496,673				$ 496,673
Shares issued, per Public Share (in Dollars per share) | $ / shares								$ 10.15				$ 10.15
Aggregate fair market value								80.00%
Condition for future business combination threshold percentage ownership								50.00%				50.00%
Net tangible asset												$ 5,000,001
Obligation redeem percentage												100.00%
Redemption limit percentage without prior consent								100				100
Base purchase price payable												$ 600,000,000
Number of shares issued (in Shares) | shares												60,000,000
Common Stock deemed price (in Dollars per share) | $ / shares												$ (10)
Condition on amount of base purchase price												$ 500,000,000
Number of shares redeemed (in Shares) | shares						9,121,751						9,121,751
Redemption price per share (in Dollars per share) | $ / shares						$ 10.24						$ 10.24
Total amount of trust account						$ 93,419,442
Operating bank account										$ 123,759		$ 88,107	$ 802,606
Working capital										$ 886,992		$ 290,839
U.S. federal excise tax							1.00%			21.00%	21.00%	21.00%	21.00%
Excise tax percentage							1.00%
Condition for future business combination number of businesses minimum									1
Condition for future business combination use of proceeds percentage								80.00%
Condition for future business combination threshold net tangible assets								$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination								100.00%
Payment made to non redeeming stockholders							$ 135,440
Roth CH Acquisition IV Co. [Member] | Tigo Energy, Inc [Member]
Nature of Operations (Details) [Line Items]
Payment made to non redeeming stockholders		$ 326,362	$ 1	$ 326,362
Share issue price by initial stockholders, on one month extension (in Dollars per share) | $ / shares	$ 0.05	$ 0.05	$ 0.05
Roth CH Acquisition IV Co. [Member] | Initial Public Offering [Member]
Nature of Operations (Details) [Line Items]
Sale of unit (in Shares) | shares								11,500,000
Payments for investment of cash in trust account								$ 116,725,000
Shares issued, per Public Share (in Dollars per share) | $ / shares								$ 10.15		$ 10.15		$ 10.15
Proceeds from issuance initial public offering								$ 115,000,000
Roth CH Acquisition IV Co. [Member] | Over-Allotment Option [Member]
Nature of Operations (Details) [Line Items]
Sale of unit (in Shares) | shares								1,500,000
Shares issued, per Unit (in Dollars per share) | $ / shares								$ 10
Shares issued, per Public Share (in Dollars per share) | $ / shares								$ 10
Roth CH Acquisition IV Co. [Member] | Private Placement [Member]
Nature of Operations (Details) [Line Items]
Sale of unit (in Shares) | shares										461,500		461,500
Price per Private Unit (in Dollars per share) | $ / shares										$ 10		$ 10
Roth CH Acquisition IV Co. [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Nature of Operations (Details) [Line Items]
Sale of private units (in Shares) | shares								461,500
Price per Private Unit (in Dollars per share) | $ / shares								$ 10
Generating gross proceeds								$ 4,615,000				$ 4,615,000
ROCG and sponsors [Member]
Nature of Operations (Details) [Line Items]
Combined percentage of company										96.90%
Merger Agreement [Member] | Roth CH Acquisition IV Co. [Member]
Nature of Operations (Details) [Line Items]
Shares issued, per Public Share (in Dollars per share) | $ / shares										$ 10
Base purchase price payable												500,000,000
Number of shares issued (in Shares) | shares										60,000,000
Condition on amount of base purchase price										$ 500,000,000		$ 500,000,000
Base purchase price payable										600,000,000
Merger Agreement [Member] | Roth CH Acquisition IV Co. [Member] | Minimum [Member]
Nature of Operations (Details) [Line Items]
Condition on amount of base purchase price										500,000,000
Merger Agreement [Member] | Roth CH Acquisition IV Co. [Member] | Maximum [Member]
Nature of Operations (Details) [Line Items]
Condition on amount of base purchase price										$ 500,000,000
Extension Amendment Agreement [Member] | Roth CH Acquisition IV Co. [Member]
Nature of Operations (Details) [Line Items]
Number of shares redeemed (in Shares) | shares										9,121,751
Redemption price per share (in Dollars per share) | $ / shares										$ 10.24
Amount released from trust for redemption										$ 93,419,442
Sponsors [Member] | ROCG and sponsors [Member]
Nature of Operations (Details) [Line Items]
Combined percentage of company										3.10%